Schedule of Investments

September 30, 2022
(unaudited)
	Shares	Value (a)
Common Stocks — 99.3%
Communication Services — 8.1%
Alphabet Inc. Class A (b)	834,300	$79,800,795
AT&T Inc.	805,700	12,359,438
Electronic Arts Inc.	129,800	15,019,158
Fox Corporation Class A	452,300	13,876,564
Meta Platforms, Inc. Class A (b)	202,300	27,448,064
T-Mobile US, Inc. (b)	78,600	10,545,762
Verizon Communications Inc.	108,400	4,115,948
		163,165,729
Consumer Discretionary — 11.9%
Amazon.com, Inc. (b)	549,900	62,138,700
Booking Holdings Inc. (b)	10,000	16,432,100
Capri Holdings Limited (b)	298,900	11,489,716
Home Depot, Inc.	58,000	16,004,520
Las Vegas Sands Corp. (b)	195,000	7,316,400
Marriott International, Inc. Class A	94,800	13,285,272
O’Reilly Automotive, Inc. (b)	27,100	19,060,785
Tesla, Inc. (b)	143,000	37,930,750
Tractor Supply Company	119,000	22,119,720
Ulta Beauty, Inc. (b)	51,600	20,701,404
YUM! Brands, Inc.	121,200	12,888,408
		239,367,775
Consumer Staples — 6.5%
Archer-Daniels-Midland Company	133,900	10,772,255
Coca-Cola Company	165,700	9,282,514
Constellation Brands, Inc. Class A	74,200	17,042,256
Costco Wholesale Corporation	43,700	20,638,199
Molson Coors Beverage Company Class B	308,700	14,814,513
PepsiCo, Inc.	78,800	12,864,888
Philip Morris International Inc.	173,800	14,427,138
Procter & Gamble Company	115,650	14,600,812
Sysco Corporation	233,900	16,539,069
		130,981,644

Schedule of Investments (continued)

September 30, 2022
(unaudited)
	Shares	Value (a)
Energy — 5.0%
Adams Natural Resources Fund, Inc. (c)(g)	2,186,774	$42,554,622
ConocoPhillips	215,000	22,003,100
Marathon Petroleum Corporation	196,100	19,478,613
Pioneer Natural Resources Company	77,300	16,737,769
		100,774,104
Financials — 10.9%
American International Group, Inc.	530,400	25,183,392
Bank of America Corp.	1,148,400	34,681,680
Berkshire Hathaway Inc. Class B (b)	96,600	25,794,132
Charles Schwab Corp.	366,200	26,318,794
JPMorgan Chase & Co.	124,700	13,031,150
MetLife, Inc.	422,600	25,685,628
Morgan Stanley	323,300	25,543,933
Wells Fargo & Company	814,700	32,767,234
Willis Towers Watson plc	58,500	11,754,990
		220,760,933
Health Care — 15.3%
AbbVie, Inc.	83,800	11,246,798
AmerisourceBergen Corporation	156,900	21,233,277
Centene Corporation (b)	294,500	22,915,045
CVS Health Corporation	385,000	36,717,450
Eli Lilly and Company	53,200	17,202,220
Health Care Select Sector SPDR Fund	275,400	33,353,694
Incyte Corporation (b)	304,300	20,278,552
Johnson & Johnson	121,800	19,897,248
Pfizer Inc.	373,700	16,353,112
Regeneron Pharmaceuticals, Inc. (b)	30,600	21,079,422
Thermo Fisher Scientific Inc.	76,600	38,850,754
UnitedHealth Group Incorporated	99,300	50,150,472
		309,278,044

Schedule of Investments (continued)

September 30, 2022
(unaudited)
	Shares	Value (a)
Industrials — 7.8%
Boeing Company (b)	37,400	$4,528,392
FedEx Corporation	52,400	7,779,828
General Dynamics Corporation	109,800	23,296,266
Industrial Select Sector SPDR Fund	72,900	6,039,036
Parker-Hannifin Corporation	82,400	19,966,344
Quanta Services, Inc.	153,300	19,528,887
Raytheon Technologies Corporation	192,300	15,741,678
TransDigm Group Incorporated	35,800	18,788,556
Union Pacific Corporation	118,900	23,164,098
Waste Connections, Inc.	134,300	18,147,959
		156,981,044
Information Technology — 26.0%
Advanced Micro Devices, Inc. (b)	106,300	6,735,168
Apple Inc.	983,700	135,947,340
Arista Networks, Inc. (b)	149,200	16,843,188
Automatic Data Processing, Inc.	108,100	24,451,139
Cisco Systems, Inc.	271,900	10,876,000
Fidelity National Information Services, Inc.	200,300	15,136,671
Intuit Inc.	47,600	18,436,432
Lam Research Corporation	48,900	17,897,400
Mastercard Incorporated Class A	122,900	34,945,386
Microsoft Corporation	618,100	143,955,490
NVIDIA Corporation	166,400	20,199,296
Oracle Corporation	122,200	7,462,754
Palo Alto Networks, Inc. (b)	93,000	15,232,470
QUALCOMM Incorporated	183,100	20,686,638
Technology Select Sector SPDR Fund	41,400	4,917,492
Visa Inc. Class A	177,300	31,497,345
		525,220,209
Materials — 2.3%
Air Products and Chemicals, Inc.	15,100	3,514,223
FMC Corporation	60,000	6,342,000
Linde plc	50,000	13,479,500
LyondellBasell Industries N.V.	41,900	3,154,232
Sherwin-Williams Company	46,000	9,418,500
Steel Dynamics, Inc.	146,200	10,372,890
		46,281,345

Schedule of Investments (continued)

September 30, 2022
(unaudited)
	Shares	Value (a)
Real Estate — 2.6%
Invitation Homes, Inc.	302,200	$10,205,294
Prologis, Inc.	174,800	17,759,680
Realty Income Corporation	190,900	11,110,380
SBA Communications Corp. Class A	45,200	12,866,180
		51,941,534
Utilities — 2.9%
American Electric Power Company, Inc.	184,100	15,915,445
CenterPoint Energy, Inc.	490,300	13,816,654
CMS Energy Corporation	242,800	14,140,672
WEC Energy Group, Inc.	170,500	15,247,815
		59,120,586
Total Common Stocks
(Cost $1,462,237,272)		2,003,872,947
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(g)
(Cost $150,000)		466,000
Short-Term Investments — 0.8%
Money Market Funds — 0.8%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, 3.03% (e)	15,713,616	15,713,616
Northern Institutional Treasury Portfolio, 2.43% (e)	1,072,179	1,072,179
Total Short-Term Investments
(Cost $16,783,023)		16,785,795
Total — 100.1%
(Cost $1,479,170,295)		2,021,124,742
Other Assets Less Liabilities — (0.1)%		(2,270,747)
Net Assets — 100.0%		$2,018,853,995

Schedule of Investments (continued)

September 30, 2022
(unaudited)
Total Return Swap Agreements — 0.0%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Altria Group Inc. (255,400 shares)	9/27/2023	$11,628,821	$—	$(1,114,617)
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 1.33%.	Short	Consumer Staples Select Sector SPDR Fund (152,900 shares)	9/27/2023	(11,589,331)	1,330,475	—
Gross unrealized gain (loss) on open total return swap agreements					$1,330,475	$(1,114,617)
Net unrealized gain on open total return swap agreements (f)					$215,858

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
Counterparty for all open total return swap agreements is Morgan Stanley. At September 30, 2022, $240,000 in cash collateral was held by the Fund.

(g)
During the nine months ended September 30, 2022, investments in affiliates were as follows:

Affiliate	Shares held	Net realized gain (loss) and long-term capital gain distributions	Dividend income and short-term capital gain distributions	Change in unrealized appreciation	Value
Adams Funds Advisers, LLC (controlled)	n/a	$—	$—	$—	$466,000
Adams Natural Resources Funds, Inc. (non-controlled)	2,186,774	21,868	634,164	6,429,116	42,554,622
Total		$21,868	$634,164	$6,429,116	$43,020,622
Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.